Cash at Banks	12 Months Ended
Dec. 31, 2021
Cash at Banks [Abstract]
CASH AT BANKS

3. CASH AT BANKS

(a) CASH AND CASH EQUIVALENTS

	2021	2020
	USD ‘000	USD ‘000
Cash and bank balances*	205,866	120,303
Deposits with original maturities of three months or less	36,280	13,136
	242,146	133,439

*        This item includes restricted cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2020: USD 5,400 thousand). In addition, this item includes a restricted call deposit (a deposit with original maturity over three months and less than one year) in the amount of USD 5,000 thousand (31 December 2020: USD 5,000 thousand) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognised as a liability and transferred to the reinsurance company on a semi-annual basis.

(b) TERM DEPOSITS

	2021	2020
	USD ‘000	USD ‘000
Deposits with original maturities over three months and less than one year	136,278	138,510
Deposits with original maturities over one year	43,688	33,702
	179,966	172,212

The deposits are denominated in US Dollars and other US Dollars pegged currencies. All deposits earned interest in the range between 0.4%-3.0% (31 December 2020: 0.2%-4.5%) and are held for varying periods between three months up to 5 years depending on the immediate cash requirements of the Group.